INCOME TAX EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Current income tax expense	$ 61,515
Deferred income tax credit	$ 100,508
Description of profits tax rates	Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.
Current tax rate	0.00%
Description of federal corporate income tax	The Group’s subsidiary in Germany is subject to federal corporate income tax (Körperschaftsteuer) at a rate of 15.0%, a solidarity surcharge (Solidaritätszuschlag) of 5.5% on the corporate tax liability, and municipal trade tax (Gewerbesteuer). With a municipal multiplier (Hebesatz) of 410% in Berlin, the effective trade tax rate is 14.35%, resulting in a combined effective statutory tax rate of 30.175%.
Corporate income tax	25.00%
Flat rate percentage	22.00%
Accumulated tax losses	$ 94,791,077	$ 22,775,852
Incremental losses	$ 66,199,872